RISK MANAGEMENT - Structural foreign exchange risk - Financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 280,746,878		$ 274,682,875
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,519,047	$ 13,159	58,122,395	$ 11,985
Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		60		98
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,332,588		15,370,870
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	236,970,165		235,373,468
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776		22,461,805
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,425,693		33,674,477
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	176,168,055		179,115,847
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,739,665	8,043	35,699,330	7,421
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				1
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121		11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121		11,841,407
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,446,014		23,939,915
Trade receivables [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,748,599	719	3,694,659	705
Trade receivables [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				63
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,597,861		17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,597,861		17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,996,706	1,248	5,972,792	1,208
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		60		34
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889		1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,280,108	597	2,923,279	608
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776		22,461,805
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380		3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380		3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	298,792	78	180,032	37
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889		1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776		22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,376,923	1,930	8,135,015	1,691
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,126,229		2,062,259
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567		2,041,405
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567		2,041,405
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567	$ 544	1,512,459	314
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,662		20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,662		20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 687		$ 4,829	$ 1